Short-Term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans

Short-term bank loans consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Fujian Rural Commercial Bank	$418,784	$410,998
Industrial and Commercial Bank of China	4,159,919	4,082,584
China Merchants Bank	—	136,999
Total short-term bank loans	$4,578,703	$4,630,581

Schedule of Short-Term Bank Loans

Short-term loans as of June 30, 2025 consisted of following:

As of June 30, 2025 Secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	December 13, 2024	November 19, 2025	6,000,000	$837,567	4.20%
Industrial and Commercial Bank of China	May 30, 2025	December 17, 2025	9,900,000	1,381,987	4.20%
Industrial and Commercial Bank of China	September 9, 2024	August 8, 2025	6,900,000	963,203	4.20%
Industrial and Commercial Bank of China	May 21, 2025	May 7, 2026	7,000,000	977,162	4.20%
Fujian Rural Commercial Bank	August 21, 2024	August 20, 2025	3,000,000	418,784	4.95%
Total secured short-term bank loans as of June 30, 2025			32,800,000	$4,578,703

Short-term loans as of December 31, 2024 consisted of following:

As of December 31, 2024 Secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	December 13, 2024	November 19, 2025	6,000,000	$821,998	4.20%
Industrial and Commercial Bank of China	November 7, 2024	June 6, 2025	9,900,000	1,356,294	4.20%
Industrial and Commercial Bank of China	September 9, 2024	August 8, 2025	6,900,000	945,296	4.20%
Industrial and Commercial Bank of China	May 29, 2024	May 22, 2025	7,000,000	958,996	4.20%
Fujian Rural Commercial Bank	August 21, 2024	August 20, 2025	3,000,000	410,998	4.95%
China Merchants Bank	January 30, 2024	January 29, 2025	1,000,000	136,999	4.83%
Total secured short-term bank loans as of December 31, 2024			33,800,000	$4,630,581